Commitment and Contingencies (Details) - USD ($) $ in Millions				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 24, 2020	Jun. 08, 2020	Nov. 30, 2019	Apr. 30, 2021	Oct. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020
Loss Contingencies [Line Items]
Indemnification liability							$ 0	$ 0		$ 0		$ 0	$ 0
General and administrative								188	$ 167	573	$ 337	556	245	$ 78
Dasher California and Massachusetts Actions
Loss Contingencies [Line Items]
Litigation settlement		$ 41	$ 40	$ 100	$ 89		$ 40
Dasher and Caviar Delivery Providers Arbitration
Loss Contingencies [Line Items]
Litigation settlement						$ 70
Escrow deposit								69		69					$ 69
Dasher and Caviar Delivery Providers Arbitration, Additional Agreements
Loss Contingencies [Line Items]
Estimate of litigation settlement								$ 14		14		16
Payments for legal settlements										$ 11
Dasher Pay Model | General and administrative
Loss Contingencies [Line Items]
Litigation settlement paid	$ 3
Loss contingency												3
Dasher Worker Misclassification Cases
Loss Contingencies [Line Items]
General and administrative												$ 83	$ 68	$ 11